Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.	Organization and Nature of Operations
(a) Principal activities
XPeng Inc. (“XPeng” or the “Company”) was incorporated under the laws of the Cayman Islands in December 27, 2018, as an exempted company with limited liability. The Company, its subsidiaries and consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) are collectively referred to as the “Group”.
The Group designs and develops smart electric vehicles. It delivered its first model of smart electric vehicles, G3, commercially in December 2018. The Group manufactures G3 through strategic collaboration with a third-party vehicle’s manufacturer. The Group delivered its second model of smart electric vehicles, a four-door sports sedan, P7, since May 2020. The Group manufactures P7 through its own manufacturing plant in Zhaoqing. As of March 31, 2021, its primary operations are conducted in the People’s Republic of China (“PRC”).
(b) History of the Group and Reorganization
The Group commenced its operation through Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. (“Chengxing”) since 2015, Chengxing was founded by Mr. Heng Xia, Mr. Tao He and Mr. Xiaopeng He (collectively the “Founders”), and subsequently obtained financing from various third party investors (collectively “Third Party Investors”) from 2016 through 2018.
In preparation for its initial public offering (“IPO”), the Group completed a reorganization (the “Reorganization”) in September 2019, which involved the following steps:

•	On December 27, 2018, the Company was established under the laws of the Cayman Islands as an exempted company with limited liability.

•	On January 7, 2019, XPeng Limited was incorporated in British Virgin Islands as a wholly owned subsidiary of the Company.

•	On February 21, 2019, XPeng (HK) Limited was incorporated in Hong Kong as a wholly owned subsidiary of XPeng Limited.

•	On June 21, 2019, Guangdong Xiaopeng Motors Technology Co., Ltd. (‘‘WFOE’’) was established as a wholly owned subsidiary of XPeng (HK) Limited in the PRC.

•
On September 2019, the Company issued 17,897,478 ordinary shares, 2,021,635 Series A Preferred Shares, 1,859,082 Series
A-1
Preferred Shares, 23,343 Series
A-2
Preferred Shares, 3,198,839 Series B Preferred Shares, 4,361,678 Series
B-1
Preferred Shares, 1,045,497 Series
B-2
Preferred Shares, 3,183,626 Series C Preferred Shares and 7,612,147 warrants in aggregate, to the existing shareholders of Chengxing, based on their respective equity interests in Chengxing. Concurrently, as a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

The equity interests held by the existing shareholders in the Company
a
fter the Reorganization are the same as the equity interests held by them in Chengxing before the Reorganization. Out of the equity interests issued, 43.44%, 38.09% and 18.47% were in the form of ordinary shares, Preferred Shares and warrants, respectively.

Prior to the Reorganization, the shareholders of Chengxing included individual shareholders and institutional shareholders. Pursuant to laws applicable to PRC residents and entities incorporated in the PRC, PRC individuals should complete registration of its outbound investments (i.e. the foreign exchange registration under State Administration of Foreign Exchange (“SAFE”) Circular 37), and PRC institutional investors should complete its statutory filings and foreign exchange registrations for outbound investment (i.e. ODI), respectively, before such PRC residents or entities’ can legally own offshore investments or equity interests in offshore entities. As such, all PRC individual shareholders and PRC institutional shareholders of Chengxing shall complete their relevant registrations and/or statutory filings, as appropriate, before they can, in accordance with applicable PRC laws, hold directly or indirectly the ordinary shares of the Company, which is incorporated under the laws of the Cayman Islands. The warrants are to reflect the holder’s (indirect) rights, obligations and interest in the Company as if the holders are holding Preferred Shares of the Company before the holders complete their necessary registration for outbound investment to exercise their warrants into Preferred Shares of the Company. Once the holders complete the necessary registration for outbound investment, the holders are required to exercise the warrants immediately at a nil price per share. The warrants are transferrable by the holder subject to approval of the Company’s board of directors. Accordingly, the warrants are accounted for and presented based on the terms on the underlying Preferred Shares that the warrants are exercisable into (see Note 19).
The shareholders and their respective equity interest in the Company remain the same immediately before and after the Reorganization. Further, the Company, being the holding company after the Reorganization, is a newly established shell company. Accordingly, the Company determined that the Reorganization lacks substance and should be treated as a non-substantive
merger with no change in the basis of assets, liabilities and shareholders’ deficits of Chengxing.
These unaudited condensed consolidated financial statements are presented as if the Group Reorganization had already taken place as of the beginning of the period covered by these unaudited condensed consolidated financial statements.
On March 20, 2020, the Company completed a 1:25 share split of all of its ordinary and Preferred Shares of the Company. All shares and per share amounts presented in the unaudited condensed consolidated financial statements have been retrospectively adjusted to reflect the share split.
In August and December 2020, the Company completed its IPO and follow-on
offering (“FO”) on the New York Stock Exchange (“NYSE”) (Note 20).

As of March 31, 2021, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd. (“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.	PRC	February 02, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Automobile Sales Co., Ltd.	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Shanghai Xiaopeng Automobile Sales Service Co., Ltd.	PRC	October 10, 2018	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd	PRC	November 18, 2019	100%	Technology development
Shanghai Xiaopeng Motors Technology Co., Ltd.	PRC	February 12, 2018	100%	Technology development and vehicle retail
Guangzhou Xiaopeng Smart Charging Technology Co. Ltd	PRC	June 22, 2020	100%	Smart charging technology development
XSense. AI, Inc.	United States	November 27, 2018	100%	Technology development
XMotors. AI, Inc.	United States	January 05, 2018	100%	Technology development
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

(2)	The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Economic interest held	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd. (“Zhipeng loV”)	PRC	May 23, 2018	100%	Ride-hailing services and operating the related mobile app
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(Yidian Chuxing)	PRC	May 24, 2018	100%	Mobile apps and providing value-added services
(c) Variable interest entity
Zhipeng IoV was established by two shareholders of the Company (the “Zhipeng IoV’s Nominee Shareholders”) in May 23, 2018. In May 28, 2018, Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with effective control over Zhipeng IoV to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Management concluded that Zhipeng IoV is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Zhipeng IoV and shall consolidate the financial results of Zhipeng IoV in the Group’s unaudited condensed consolidated financial statements. As of March 31, 2021, Zhipeng IoV did not have significant operations, nor any material assets or liabilities.
Yidian Chuxing was established by two shareholders of the Company (the “Yidian Chuxing‘s Nominee Shareholders”) in May 24, 2018. In May 28, 2018, Guangzhou Xiaopeng Zhihui Chuxing Technology Co., Ltd, (“Xiaopeng Chuxing”), Yidian Chuxing, and Yidian Chuxing‘s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements provide the Company, as the only shareholder of Xiaopeng Chuxing, with effective control over Yidian Chuxing to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Management concluded that Yidian Chuxing is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Yidian Chuxing and shall consolidate the financial results of Yidian Chuxing in the Group’s unaudited condensed consolidated financial statements. As of March 31, 2021, Yidian Chuxing did not have significant operations, nor any material assets or liabilities.
(d) Liquidity
The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB649,761 and RMB786,561 for the three months ended March 31, 2020 and 2021, respectively. Accumulated deficit amounted to RMB11,322,423 and RMB12,108,984 as of December 31, 2020 and March 31, 2021, respectively. Net cash used in operating activities was approximately RMB694,046 and RMB570,916 for the three months ended March 31, 2020 and 2021, respectively.
The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows. In August and December 2020, with the completion of its IPO and FO on NYSE, the Group received the net proceeds of RMB11,410,386 and RMB15,988,903, respectively. As of March 31, 2021, the Group’s balance of cash and cash equivalents, restricted cash, excluding RMB35,400 restricted as to withdrawal or use for legal disputes, short-term deposits and short-term investments was RMB35,261,805.
Management has concluded, after giving consideration to its plans as noted above, the net proceeds received upon completion of IPO and FO, and existing balance of cash and cash equivalents as of March 31, 2021, that the Group has sufficient funds for sustainable operations and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the unaudited condensed consolidated financial statements. Accordingly the unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

1. Organization and Nature of Operations
(a) Principal activities
XPeng Inc. (“XPeng” or the “Company”) was incorporated under the laws of the Cayman Islands in December 27, 2018, as an exempted company with limited liability. The Company, its subsidiaries and consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) are collectively referred to as the “Group”.
The Group designs and develops smart electric vehicles. It delivered its first model of smart electric vehicles, G3, commercially in December 2018. The Group manufactures G3 through strategic collaboration with a third-party vehicle’s manufacturer. The Group delivered its second model of smart electric vehicles, a four-door sports sedan, P7, since May 2020. The Group manufactures P7 through its own manufacturing plant in Zhaoqing. As of December 31, 2019 and 2020, its primary operations are conducted in the People’s Republic of China (“PRC”).
(b) History of the Group and Reorganization
The Group commenced its operation through Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. (“Chengxing”) since 2015, Chengxing was founded by Mr. Heng Xia, Mr. Tao He and Mr. Xiaopeng He (collectively the ‘‘Founders’’), and subsequently obtained financing from various third party investors (collectively ‘‘Third Party Investors’’) from 2016 through 2018.
In preparation for its IPO, the Group completed a reorganization (the ‘‘Reorganization’’) in September 2019, which involved the following steps:

•	On December 27, 2018, the Company was established under the laws of the Cayman Islands as an exempted company with limited liability.

•	On January 7, 2019, XPeng Limited was incorporated in British Virgin Islands as a wholly owned subsidiary of the Company.

•	On February 21, 2019, XPeng (HK) Limited was incorporated in Hong Kong as a wholly owned subsidiary of XPeng Limited.

•	On June 21, 2019, Guangdong Xiaopeng Motors Technology Co., Ltd. (‘‘WFOE’’) was established as a wholly owned subsidiary of XPeng (HK) Limited in the PRC.

•
On September 2019, the Company issued 17,897,478 ordinary shares, 2,021,635 Series A Preferred Shares, 1,859,082 Series
A-1
Preferred Shares, 23,343 Series
A-2
Preferred Shares, 3,198,839 Series B Preferred Shares, 4,361,678 Series
B-1
Preferred Shares, 1,045,497 Series
B-2
Preferred Shares, 3,183,626 Series C Preferred Shares and 7,612,147 warrants in aggregate, to the existing shareholders of Chengxing, based on their respective equity interests in Chengxing. Concurrently, as a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, Guangdong Xiaopeng Motors Technology Co., Ltd exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

The equity interests held by the existing shareholders in the Company after the Reorganization are the same as the equity interests held by them in Chengxing before the Reorganization. Out of the equity interests issued, 43.44%, 38.09% and 18.47% were in the form of ordinary shares, Preferred Shares and warrants, respectively.

Prior to the Reorganization, the shareholders of Chengxing included individual shareholders and institutional shareholders. Pursuant to laws applicable to PRC residents and entities incorporated in the PRC, PRC individuals should complete registration of its outbound investments (i.e. the foreign exchange registration under State Administration of Foreign Exchange (“SAFE”) Circular 37), and PRC institutional investors should complete its statutory filings and foreign exchange registrations for outbound investment (i.e. ODI) respectively, before such PRC residents or entities’ can legally own offshore investments or equity interests in offshore entities. As such, all PRC individual shareholders and PRC institutional shareholders of Chengxing shall complete their relevant registrations and/or statutory filings, as appropriate, before they can, in accordance with applicable PRC laws, hold directly or indirectly the ordinary shares of the Company, which is incorporated under the laws of the Cayman Islands. The warrants are to reflect the holder’s (indirect) rights, obligations and interest in the Company as if the holders are holding Preferred Shares of the Company before the holders complete their necessary registration for outbound investment to exercise their warrants into Preferred Shares of the Company. Once the holders complete the necessary registration for outbound investment, the holders are required to exercise the warrants immediately at a nil price per share. The warrants are transferrable by the holder subject to approval of the Company’s board of directors. Accordingly, the warrants are accounted for and presented based on the terms on the underlying Preferred Shares that the warrants are exercisable into (Note 19).
The shareholders and their respective equity interest in the Company remain the same immediately before and after the Reorganization. Further, the Company, being the holding company after the Reorganization, is a newly established shell company. Accordingly, the Company determined that the Reorganization lacks substance and should be treated as a non-substantive
merger with no change in the basis of assets, liabilities and shareholders’ deficits of Chengxing.
These consolidated financial statements are presented as if the Group Reorganization had already taken place as of the beginning of the period covered by these financial statements.
On March 20, 2020, the Company completed a 1:25 share split of all of its ordinary and Preferred Shares of the Company. All shares and per share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the share split.
In August and December 2020, the Company completed its IPO and FO on the New York Stock Exchange (“NYSE”) (Note 20).

As of December 31, 2020, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.	PRC	February 02, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Automobile Sales Co., Ltd.	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Shanghai Xiaopeng Automobile Sales Service Co., Ltd.	PRC	October 10, 2018	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd	PRC	November 18, 2019	100%	Technology development
Xiaopeng Automobile Service Co., Ltd.	PRC	February 12, 2018	100%	Adminstrative center
XSense. AI, Inc.	United States	November 27, 2018	100%	Technology development
XMotors. AI, Inc.	United States	January 05, 2018	100%	Technology development
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, Guangdong Xiaopeng Motors Technology Co., Ltd exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

	Place of incorporation	Date of incorporation or acquisition	Economic interest held	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd.(“Zhipeng IoV”)	PRC	May 23, 2018	100%	Ride-hailing services and operating the related mobile app
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(Yidian Chuxing)	PRC	May 24, 2018	100%	Mobile apps and providing value-added services
(c) Variable interest entity
Zhipeng IoV was established by two shareholders of the Company (the “Zhipeng IoV’s Nominee Shareholders”) in May 23, 2018. In May 28, 2018, Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with effective control over Zhipeng IoV to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Management concluded that Zhipeng IoV is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Zhipeng IoV and shall consolidate the financial results of Zhipeng IoV in the Group’s consolidated financial statements. As of December 31, 2020, Zhipeng IoV did not have significant operations, nor any material assets or liabilities.
Yidian Chuxing was established by two shareholders of the Company (the “Yidian Chuxing‘s Nominee Shareholders”) in May 24, 2018. In May 28, 2018, Guangzhou Xiaopeng Zhihui Chuxing Technology Co., Ltd, (“Xiaopeng Chuxing”), Yidian Chuxing, and Yidian Chuxing‘s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements provide the Company, as the only shareholder of Xiaopeng Chuxing, with effective control over Yidian Chuxing to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Management concluded that Yidian Chuxing is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Yidian Chuxing and shall consolidate the financial results of Yidian Chuxing in the Group’s consolidated financial statements. As of December 31, 2020, Yidian Chuxing did not have significant operations, nor any material assets or liabilities.
(d)
Liquidity
The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB1,398,823 , RMB3,691,673 and RMB2,731,985 for the years ended December 31, 2018, 2019 and 2020, respectively. Accumulated deficit amounted to RMB6,824,503 and RMB11,322,423 as of December 31, 2019 and 2020, respectively. Net cash used in operating activities was approximately RMB1,572,715, RMB3,562,765 and RMB139,766 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows. In August and December 2020, with the completion of its IPO and FO on NYSE, the Group received the net proceeds of RMB11,410,386 and RMB15,988,903, respectively. As of December 31, 2020, the Group’s balance of cash and cash equivalents, restricted cash, excluding RMB35,585 restricted as to withdrawal or use for legal disputes, short-term deposits and short-term investments was RMB35,306,556.
Management has concluded, after giving consideration to its plans as noted above, the net proceeds received upon completion of IPO and FO, and existing balance of cash and cash equivalents as of December 31, 2020, that the Group has sufficient funds for sustainable operations and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the consolidated financial statements. Accordingly the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.